PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	As of December 31,
	2023	2024
	RMB	RMB
Advances to suppliers	70,364	47,204
Other receivables	31,502	37,236
Prepayment for equipment	9,444	2,367
Lease hold improvement	527	1,383
Prepaid expenses	—	1,138
Expected return assets	17	88
Total	111,854	89,416
Less: non-current portion	(10,535)	(18,053)
Prepaid expenses and other assets-current portion	101,319	71,363